Treasury Shares	12 Months Ended
Dec. 31, 2025
Treasury Shares [Abstract]
TREASURY SHARES

20. TREASURY SHARES

The company didn’t acquire any of its own shares in 2025. The company acquired 51,504 and 281,253 of its own shares through purchases on the NASDAQ stock exchange during the years ended December 31, 2024, and December 31, 2023, respectively. The amount paid to acquire the shares totaled $51k and $254k, respectively, and the shares were held as “treasury shares”. All shares issued by the Company are fully paid. The treasury shares were cancelled in December 2024.